Exhibit 99.34

TPR Firm:	Edgemac	Date Submitted:	3/13/2023
Client Name:	OBX 2023-NQM3	Report:	Exception Report - Loan
Client Project:		Loans in report:	15

Report Date	Loan Number	Edgemac ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
3/13/2023	XXX	XXX	2021111300	XXX	1) Missing signed lease agreement, mortgage statement, taxes, insurance, CD and HOA info for the following properties: XXX, and XXX. Properties reflected on the Drive Report as retained, and are not reflected on the loan application. //UPDATE 1/12/2022 Lender provided LOE for properties.
COMMENTS: //UPDATE 1/12/2022 Lender provided LOE for properties.

2) Missing copy of lender's manual loan approval.
COMMENTS: Rec'd approval

3) Missing copy of lender's income calculation worksheet.  Subject to re-calculation of debt ratio upon receipt.
COMMENTS: Income worksheet provided	1) Missing copy of current signed lease extension or proof existing lease converted to "month-to-month" for the following properties as copies provided have expired. Unable to determine current/active rents: (1)XXX; (2) XXX; (3) XXX // UPDATE 1/12/2022 Lender exception provided.
COMMENTS: // UPDATE 1/12/2022 Lender exception provided.

2) Missing signed lease agreement for property at: XXX  A lease was not provided. Subject to re-calculation of debt ratio upon receipt. //UPDATE 1/12/2022 Lender Exception provided.
									COMMENTS: //UPDATE 1/12/2022 Lender Exception provided.	Compensating Factors: 1. Credit score XXX; XXX points > 720 program minimum 2. XXX% DTI; XXX% < 50.00% program minimum 3. XXX months reserves; XXX months > 6 month program minimum	1/7/2022	Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
3/13/2023	XXX	XXX	2021111606	XXX	1) Please provide current signed lease extension or proof existing lease converted to "month-to-month" for the following properties as copies provided have expired. Unable to determine current/active rents: (1)XXX; (2) XXX; (3) XXX. Subject to re-calculation of debt ratio upon receipt.

2) Missing signed lease agreement, mortgage statement, taxes, insurance, CD and HOA info for the following properties: XXX, and XXX. Properties are reflected on the Drive report as retained; Not reflected on loan application.

3) Missing copy of Lender's manual loan approval.

4) Missing copy of the signed/dated LOE for cash proceeds on subject property at XXX.  Letter provided is for a different property.

							5) Missing signed lease agreement for property at: XXX. A lease was not provided. Subject to re-calculation of debt ratio upon receipt.			Compensating Factors: 1. Credit score XXX; XXX points > 720 program minimum 2. XXX% DTI; XXX% < 43.00% program minimum 3. XXX months reserves; XXX months > 6 month program minimum	1/10/2022	Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
3/13/2023	XXX	XXX	2021120202	XXX						Compensating Factors: 1. Credit score XXX; XXX points > 720 program minimum 2. XXX% DTI; XXX% < 50.00% program minimum 3. Residual income of $XXX	1/13/2022	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
3/13/2023	XXX	XXX	2021110804	XXX	1) //UPDATE: 01/03/2022 Although Lender advises borrower may choose not to impound Insurance, the borrower(s) Must Sign an "Escrow Waiver" reflecting they acknowledge they declined to escrow the Hazard Insurance.//UPDATE 12/30/2021: STILL MISSING: Received explanation that loan is non-HPML and borrower denied to impound insurance. Although explanation letter references "borrower denied to impound", the borrower-signed Escrow Waiver that would document no impound account established for the hazard insurance was not provided for review. Missing the following required Federal and/or State Disclosures: Escrow Account Waiver Disclosure (for homeowners insurance).
COMMENTS: 01/11/2022 Received Borrower Signed Attestation that they acknowledge loan is impounded for taxes only.

//UPDATE:  01/03/2022 Although Lender advises borrower may choose not to impound Insurance, the borrower(s) Must Sign an "Escrow Waiver" reflecting they acknowledge they declined to escrow the Hazard Insurance.

							//UPDATE 12/30/2021: STILL MISSING: Received explanation that loan is non-HPML and borrower denied to impound insurance. Although explanation letter references "borrower denied to impound", the borrower-signed Escrow Waiver that would document no impound account established for the hazard insurance was not provided for review.				12/29/2021	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
3/13/2023	XXX	XXX	2021112407	XXX						Compensating Factors: 1. Excellent rental history 0x30 since inception 12/2016 2. High credit score XXX for borrower	12/29/2021	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
3/13/2023	XXX	XXX	2021092401	XXX	1) Missing documentation of full PITIA for XXX- HOI expense and HOA expense or confirmation there is no HOA expense has not been documented.//UPDATE: subject is a duplex, HOA not required, HOI or letter stating no HOI still outstanding; //UPDATE: 01/10/2022 property owned free and clear per property report, missing letter of explanation from borrower stating does not have insurance on property.
COMMENTS: //UPDATE: 01/10/2022 property owned free and clear per property report, missing letter of explanation from borrower stating does not have insurance on property.

2) Missing full 12 months bank statement history for XXX #XXX (Missing XXX statement).  The XXX statement was provided erroneously. //UPDATE: XXX asset statement not provided. updated spread sheet without statement is provided however with a blank for June the income is still over stated mathematically; //UPDATE: 01/10/2022 Please provide lender exception to use 11 months or 12 nonconsecutive months for business asset income qualification;
COMMENTS: //UPDATE: 01/10/2022 Please provide lender exception to use 11 months or 12 non consecutive months for business asset income qualification

3) Missing asset documentation to support minimum reserve requirement of $23,404.74. PITIA for subject property of $XXX, 6 mos. required per guidelines $XXX; borrower reserves of $XXX is insufficient; Assets: XXX #XXX $XXX XXX #XXX $XXXGift (for closing costs only) $XXXCash Due at Closing per CD: $XXX \\UPDATE: if business assets are now to be used, P&L, Balance Sheet, and CPA letter required to document impact to business if any. //UPDATE: 01/10/2022 no additional documentation provided.
COMMENTS: UPDATE: 01/10/2022 no additional documentation provided.

4) Missing lender's income calculation worksheet for both business entities.
							COMMENTS: working sheets provided			Compensating Factors: 1. XXX% XXX; 10% < 80% program maximum 2. XXX% DTI; XXX% < 0% program maximum	1/4/2022	Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
3/13/2023	XXX	XXX	2021111203	XXX	1) Missing updated hazard insurance policy reflecting sufficient coverage or provide replacement cost estimator from insurer.
COMMENTS: received RCE showing sufficient coverage.

2) Missing source of large deposit into XXX savings account #XXX on XXX for $XXX.
COMMENTS: Guideline clarification received.

3) Missing sufficient assets after closing for reserves.  Required is $46,795.77 and borrower only has $XXX after close.
COMMENTS: Updated Assets Received

4) Subject is part of a 1031 exchange and missing the following: 1) Exchange agreement, 2) purchase agreement for relinquished property, 3) Closing disclosure reflecting qualified intermediary as part of the loan closing. \\UPDATE:  01/03/2021 - Guidelines indicate to refer to FNMA, regarding 1031 exchange missing documentation. \\Update: guideline provided is not legible. //UPDATE: Per FNMA: Assets for the down payment from a "like kind exchange," also known as a 1031 exchange, are eligible if properly documented and in compliance with Internal Revenue Code Section 1031.   UPDATE 1/11/2022:  HUD1 provided reflects all exchange funds  - still missing copy of purchase contract for sale property (XXX)
COMMENTS: 1/11/2022: Condition cleared - documentation meets FNMA requirements.  ///  UPDATE 1/11/2022:  HUD1 provided reflects all exchange funds  - still missing copy of purchase contract for sale property (XXX)   //UPDATE: Per FNMA: Assets for the down payment from a "like kind exchange," also known as a 1031 exchange, are eligible if properly documented and in compliance with Internal Revenue Code Section 1031.

5) Missing letter of explanation regarding XXX as listed under the exchange detail report.
							COMMENTS: documenation to support refund of escrow provided.				12/28/2021	Investment Property	CA	XXX	Purchase	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
3/13/2023	XXX	XXX	2021101903	XXX	1) Missing most recent two months asset statement for the following accounts reflected on the final 1003 used in reserves, XXX account ending XXX, account ending XXX, and XXX.//01/27/2022 Updated received bank statements for the above mentioned accounts. Excluded XXX received only one month.
COMMENTS: Banks statements provided meet cash to close requirement

2) Missing evidence of additional assets to meet minimum reserve requirement of $20,271.36 (6 mo. pitia).  Per initial 1003, liquid assets in the amount of $XXX are available,  and only $XXX have been verified and applied to total closing funds of $XXX.  Insufficient to meet minimum reserve requirement.//01/27/2022 Updated received additiioanl assets to cover closing costs. Per guidelines dated 11/24/2021 reserve requirements for Rate/Term Refinance are waived when the transaction results in a reduction to the monthly principle and interest payment of 10% or greater, mortgage history 1x30x12 or better DTI less 50%
COMMENTS: Received assets

3) Missing sellers income worksheet.//01/27/2022 Updated received income worksheet, no changes.
COMMENTS: Income worksheet rec'd

4) Missing documentation to evidence the borrower has sufficient assets to meet the cash to close requirement of$20,271.36 (6 months pitia). The asset documentation in the file supports available assets of  $XXX (XXX XXX) less closing funds $XXX) =  $<XXX> and insufficient to close the loan.//1/27/2022 Updated recevied updated assets from XXX account XXX from XXX, missing confirmation if XXX is the one in the same person.//1/31/2022 received documentation in the file that the statements provided are the same borrower.
							COMMENTS: Rec'd confirmation borrower same person, along with asset documentation.			Compensating Factors: 1) FICO XXX, XXX points > 720 minimum required by guidelines 2) LTV/CLTV XXX% XXX% < 90% maximum requirement per guidelines 3) 0x30x12 since inception on 10/26/2020	1/24/2022	Primary Residence	CA	XXX	Refinance - rate and term	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
3/13/2023	XXX	XXX	2021102305	XXX	1) Missing manual loan approval.
COMMENTS: rec'd document

2) Missing copy of the CPA prepared P&L statement to support the 30% expense factor as required per guidelines.  CPA letter was provided showing 30% expenses, however missing P&L statement.  Subject to re-calculation of debt ratio upon receipt.
							COMMENTS: Rec'd guideline clarification, CPA letter sufficient.			Compensating factors: 1. DTI XXX%; XXX% < 50.00% program maximum 2. XXX months reserves; XXX months > 6 months program minimum	1/10/2022	Primary Residence	CA	XXX	Refinance - rate and term	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
3/13/2023	XXX	XXX	2021102816	XXX	1) Missing the following required Federal and/or State Disclosures: CA Domestic Partnership Addendum to Uniform Residential Loan Application.
COMMENTS: 01/20/2022 Received Completed Unmarried Addendum

2) Missing proof of refund or principal reduction of the $XXX Lender Credit with proof of receipt as noted on the Post Consummation Closing Disclosure dated XXX. The Settlement Statement provided reflecting the Lender Credit was an estimate only.
COMMENTS: 01/20/2022 Received Borrower's Final Settlement Statement reflecting Lender Credit provided at Closing.

3) Missing Lock Confirmation document.
COMMENTS: //UPDATE 1.20.2022. Document required to cure has been provided.

4) Missing copy of the borrowers H1B VISA. Documentation provided shows VISA expiration date of XXX and extension to XXX, however, missing copy of the actual VISA.
COMMENTS: //UPDATE.1.20.2022. Documentation to address condition has been provided.	Compensating factors:
1. Credit Score: XXX; XXX points > 700 program minimum
2. LTV: XXX; XXX%; XXX , 75.55% program maximum
3. Reserves; XXX, XXX>  6 mo required by program minimum
4. DTI: XXX; XXX < 50 program maximum
										5. No public records	1/18/2022	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/13/2023	XXX	XXX	2021111607	XXX	1) Missing signed lease agreement, mortgage statement, taxes, insurance, CD and HOA info for the following properties: XXX, and XX. Properties listed on both the loan application and Drive report as retained. Missing all supporting documentation. Subject to re-calculation of debt ratio upon receipt. //UPDATE 1/13/2022 if properties belong to business then a new application is required removing these 2 properties.
COMMENTS: //UPDATE 1/13/2022 if properties belong to business then a new application is required removing these 2 properties.

2) Missing additional asset statement for XXX account ending XXX.  Three months consecutive, complete statements are required when using business funds. File contains full statement ending XXX and supplement for XXX only. //UPDATE still missing November statement for account ending XXX for assets. // UPDATE 1/18/2022 Client excluded assets from acc ending XXX.
COMMENTS: // UPDATE 1/18/2022 Client excluded assets from XXX ending XXX.

3) Missing copy of Lender's income calculation worksheet.
COMMENTS: rec'd income worksheet

4) Missing copy of Lender's manual loan approval.
COMMENTS: rec'd lender's approval

5) Missing copy of borrower's signed LOE for cash out refinance of subject property at XXX.  Letter provided is for a different property.
COMMENTS: Rec'd LOE	1) Missing copy of current signed lease extension or proof existing lease converted to "month-to-month for the following properties as copies provided have expired. Unable to determine current/active rents: (1) XXX; (2) XXX; (3) XXX. Subject to re-calculation of debt ratio upon receipt.
									COMMENTS: Rec'd lender waiver	Compensating Factors: 1. Credit score XXX; XXX points > 720 program minimum 2. XXX% DTI; .XXX% < 50.00% program minimum 3. XXX months reserves; XXX months > 6 month program minimum	1/11/2022	Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
3/13/2023	XXX	XXX	2021112602	XXX	1) Missing the following required Federal and/or State Disclosures: CA Domestic Partnership Addendum to Uniform Residential Loan Application.
COMMENTS: 01/20/2022 Received completed Unmarried Addendum.

2) Missing copy of lender's manual loan approval.
							COMMENTS: //UPDATE.1.20.2022, Required documentation provided.			Compensating factors: 1. Credit Score: XXX; XXX points > 700 program minimum 2. Reserves of XXX months, XXX months > 6 mo program minimum 3. DTI: XXX%; XXX < 50.00% program maximum	1/13/2022	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/13/2023	XXX	XXX	2021120704	XXX	1) Missing rate lock.
COMMENTS: Lock confirm received.

2) The following income documentation is missing from the file:  three (3) months business bank statements to support the borrower does maintain separate accounts, and to show business cash flows in order to utilize 100% of business-related deposits in personal account.
COMMENTS: Rec'd required bank statements	1) Missing updated signed lease agreement for XXX. COMMENTS: Client elected to waive	Compensating factors:
1.  DTI XXX%;XXX% < 50.00% program maximum
2.  XXX months reserves; XXX months > 6 months program minimum
3.  0x30 mortgage history since inception 8/1/2012
										4. LTV XXX: XXX<80% program maximum	1/25/2022	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
3/13/2023	XXX	XXX	2021121402	XXX	1) Missing the XXX XXX bank statement for the borrower businessXXX account number XXX to meet the program guideline that the most recent 60 days worth of activity be provided. The most recent statement provided is dated XXX and then an additional print out dated XXX. This additional statement only reflects active from XXX and does not meet the asset documentation guidelines of a full 30 days of activity.
							COMMENTS: Rec'd statement			Compensating factors: 1. DTI XXX%; XXX% < 50.00% program maximum 2. XXX months reserves; XXX months > 3 months program minimum 3. 0x30 mortgage history since inception 4/18/2018	1/20/2022	Primary Residence	CA	XXX	Refinance - rate and term	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
3/13/2023	XXX	XXX	2112080002	XXX	1) Missing Lenders Loan Approval.

2) Missing Income Worksheet for Bank Statement program.

3) Missing proof of funds for reserves in the amount of $XXX (reserve required $18,029.22 + 24,842.62 in cash to close= $42,871.84, assets verified= -$XXX)).

							4) Missing updated 1008 reflecting the correct PITIA for the subject property; 1003 and 1008 do not match.			Compensating Factors: 1. High credit score XXX/XXX for borrower/co-borrower.	1/14/2022	Investment Property	CA	XXX	Refinance - rate and term	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1